TRADE RECEIVABLES AND OTHER (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables from customers	CAD 178	CAD 162
Other receivables	335	274
Prepayments	17	16
Allowance for doubtful accounts	(1)	(1)
Total trade receivables and other	CAD 529	CAD 451